Debt - european investment bank borrowings (Details) - EUR (€)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 02, 2016	May 31, 2011
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 14,528,000,000		€ 17,971,000,000	€ 24,048,000,000
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 700,000,000		€ 1,100,000,000
European Investment Bank Maturing, 250 Million Facility
Disclosure of detailed information about borrowings [line items]
Face amount					€ 250,000,000
European Investment Bank Maturing, 500 Million Facility
Disclosure of detailed information about borrowings [line items]
Face amount						€ 500,000,000
European Investment Bank Maturing, 420 Million Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount		€ 420,000,000